Summarized financial information of issuers and guarantors - Summarized financials (Details) - Obligor Group - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 1,902,877	$ 7,444,520
Total costs and expenses	1,684,195	6,683,520
Income from operations	218,682	761,000
Net income	96,279	356,467
Amortization of intangible assets	113,200	452,800
Interest expense	39,400	130,000
Current assets	2,985,895	2,941,492
Non-current assets	61,342,332	61,347,045
Intercompany receivables	1,372,720	1,052,855
Total assets	65,700,947	65,341,392
Current liabilities	2,635,851	2,514,633
Non-current liabilities	4,540,187	4,799,554
Intercompany payables	4,918,457	4,618,868
Total liabilities	$ 12,094,495	$ 11,933,055